UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-07644
Gabelli Capital Series Funds, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

■ Gabelli Capital Asset Fund	Semiannual Report To Contractowners
Mario Gabelli, CFA,
Portfolio Manager
Objective:
Growth of capital. Current income is a secondary objective.
Portfolio:
At least 80% common stocks and securities convertible into common stocks.
Inception Date:
May 1, 1995
Net Assets at June 30, 2010:
$111,764,005
Top Ten Holdings (As of 6/30/2010) (Unaudited)

Percentage of
Company	Total Net Assets
American Express Co.	3.19%
Cablevision Systems Corp.	2.90%
Newmont Mining Corp.	2.65%
Diageo plc, ADR	2.52%
Viacom, Inc.	2.48%
Honeywell International Inc.	2.44%
The DIRECTV Group Inc.	2.27%
The Coca-Cola Co.	2.15%
Brown-Forman Corp.	1.71%
Grupo Televisa SA, ADR	1.71%
Sector Weightings (Percentage of Net Assets as of 6/30/2010) (Unaudited)
Average Annual Total Returns (For periods ended 6/30/2010) (Unaudited)

			1	5	10	Since Inception
	Quarter	YTD	Yr	Yrs	Yrs	5/1/1995
Gabelli Capital Asset Fund	(8.26)%	(1.45)%	22.92%	1.58%	4.22%	8.77%
S&P 500 Index	(11.41)%	(6.64)%	14.43%	(0.79)%	(1.59)%	6.60%

About information in this report:
All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (availability within seven business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.
Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Gabelli Capital Asset Fund (the “Fund”) expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

GABELLI CAPITAL ASSET FUND	1

Semiannual Report
■ Gabelli Capital Asset Fund	To Contractowners
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2010 through June 30, 2010
Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	January 1, 2010	June 30, 2010	Ratio	Period*
Gabelli Capital Asset Fund
Actual Fund Return	$1,000.00	$985.50	1.18%	$5.81
Hypothetical 5% Return	$1,000.00	$1,018.94	1.18%	$5.91

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181 days), then divided by 365.

2	GABELLI CAPITAL ASSET FUND

Semiannual Report
■ Gabelli Capital Asset Fund	To Contractowners
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2010. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GABELLI CAPITAL ASSET FUND	3

■ Gabelli Capital Asset Fund
Schedule of Investments
June 30, 2010 (Unaudited)
Common Stocks — 100.1%

			Market
Shares		Cost	Value

Aerospace — 3.0%
5,000	HEICO Corp.	$94,828	$179,600
48,000	Herley Industries Inc.†	800,824	684,480
4,000	Rockwell Automation Inc.	186,103	196,360
200,000	Rolls-Royce Group plc†	1,488,744	1,680,860
18,000,000	Rolls-Royce Group plc, Cl. C†	27,635	26,894
10,000	The Boeing Co.	644,175	627,500

		3,242,309	3,395,694
Agriculture — 0.5%
15,000	Archer-Daniels-Midland Co.	338,971	387,300
4,000	Bunge Ltd.	226,090	196,760
500	The Mosaic Co.	10,688	19,490

		575,749	603,550
Automotive — 1.1%
25,000	Navistar International Corp.†	695,823	1,230,000
Automotive: Parts and Accessories — 1.9%
10,000	BorgWarner Inc.†	198,525	373,400
25,000	CLARCOR Inc.	227,725	888,000
25,000	Midas Inc.†	455,286	191,750
88,000	Standard Motor Products Inc.	771,597	710,160

		1,653,133	2,163,310
Aviation: Parts and Services — 3.6%
32,000	Curtiss-Wright Corp.	464,335	929,280
100,000	GenCorp Inc.†	790,372	438,000
48,000	Kaman Corp.	594,868	1,061,760
15,600	Precision Castparts Corp.	573,457	1,605,552

		2,423,032	4,034,592
Broadcasting — 3.1%
55,000	CBS Corp., Cl. A, Voting	1,049,780	713,350
10,000	Cogeco Inc.	195,072	281,809
46,500	Fisher Communications Inc.†	1,925,453	783,060
28,000	Liberty Media Corp. — Capital, Cl. A†	369,752	1,173,480
20,000	LIN TV Corp., Cl. A†	25,200	108,200
65,000	Sinclair Broadcast Group Inc., Cl. A†	475,670	378,950

		4,040,927	3,438,849
Business Services — 1.6%
2,500	Ascent Media Corp., Cl. A†	43,340	63,150
40,000	Diebold Inc.	1,337,951	1,090,000
60,000	Intermec Inc.†	1,099,290	615,000

		2,480,581	1,768,150
Cable and Satellite — 6.5%
5,000	Adelphia Communications Corp., Cl. A† (a)	1,597	0
5,000	Adelphia Communications Corp., Cl. A, Escrow† (a)	0	0
5,000	Adelphia Recovery Trust†	0	50
135,000	Cablevision Systems Corp., Cl. A	673,917	3,241,350
75,000	DIRECTV, Cl. A†	1,685,496	2,544,000
13,000	DISH Network Corp., Cl. A	251,566	235,950
5,000	EchoStar Corp., Cl. A†	112,486	95,400
25,000	Liberty Global Inc., Cl. A†	363,484	649,750
9,315	Liberty Global Inc., Cl. C†	155,984	242,096
6,000	Scripps Networks Interactive Inc., Cl. A	241,516	242,040

		3,486,046	7,250,636
Communications Equipment — 2.1%
52,000	Corning Inc.	380,900	839,800
44,000	Thomas & Betts Corp.†	1,047,018	1,526,800

		1,427,918	2,366,600
Computer Software and Services — 1.5%
120,000	Furmanite Corp.†	419,394	476,400
23,000	NCR Corp.†	268,937	278,760
66,000	Yahoo! Inc.†	1,950,602	912,780

		2,638,933	1,667,940
Consumer Products — 0.9%
8,000	Kimberly-Clark Corp.	480,965	485,040
6,000	Pactiv Corp.†	71,480	167,100
56,000	Schiff Nutrition International Inc.	149,613	398,720

		702,058	1,050,860
Consumer Services — 1.5%
80,000	Rollins Inc.	411,769	1,655,200
Diversified Industrial — 7.3%
23,000	Ampco-Pittsburgh Corp.	359,758	479,090
27,000	Baldor Electric Co.	918,000	974,160
20,000	Cooper Industries plc	640,459	880,000
27,000	Crane Co.	558,631	815,670
4,000	Greif Inc., Cl. A	46,099	222,160
10,000	Griffon Corp.†	107,162	110,600
70,000	Honeywell International Inc.	2,058,490	2,732,100
30,000	ITT Corp.	1,406,238	1,347,600
29,300	Katy Industries Inc.†	69,390	50,689
67,000	Myers Industries Inc.	711,458	542,030

		6,875,685	8,154,099
Electronics — 1.9%
30,000	Cypress Semiconductor Corp.†	130,598	301,200
20,000	LSI Corp.†	97,485	92,000
75,000	Texas Instruments Inc.	1,772,274	1,746,000

		2,000,357	2,139,200
Energy and Utilities — 6.4%
35,000	Allegheny Energy Inc.	394,905	723,800
3,000	Cameron International Corp.†	42,348	97,560
8,000	Chevron Corp.	499,840	542,880
16,000	ConocoPhillips	434,880	785,440
8,000	Devon Energy Corp.	274,271	487,360
80,000	El Paso Corp.	719,636	888,800
27,000	El Paso Electric Co.†	242,555	522,450
16,000	Exxon Mobil Corp.	589,965	913,120
20,000	Mirant Corp., Escrow† (a)	0	0
18,000	National Fuel Gas Co.	864,003	825,840
17,000	Progress Energy Inc., CVO†	7,800	2,550
6,000	Royal Dutch Shell plc, Cl. A, ADR	370,465	301,320
75,000	RPC Inc.	715,212	1,023,750

		5,155,880	7,114,870

4	See accompanying notes to financial statements.

■ Gabelli Capital Asset Fund
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value

Entertainment — 7.9%
18,000	Discovery Communications Inc., Cl. A†	$208,627	$642,780
18,000	Discovery Communications Inc., Cl. C†	145,646	556,740
110,000	Grupo Televisa SA, ADR	1,597,422	1,915,100
7,700	Liberty Media Corp. — Starz, Cl. A†	92,965	399,168
35,000	Madison Square Garden Inc., Cl. A†	171,403	688,450
45,000	Time Warner Inc.	1,432,674	1,300,950
62,000	Viacom Inc., Cl. A	2,618,844	2,210,920
18,000	Viacom Inc., Cl. B	395,040	564,660
25,000	Vivendi	843,515	514,057

		7,506,136	8,792,825
Environmental Services — 1.0%
34,000	Waste Management Inc.	1,260,423	1,063,860
Equipment and Supplies — 5.6%
26,000	AMETEK Inc.	176,996	1,043,900
38,000	Baldwin Technology Co. Inc., Cl. A†	52,525	44,840
10,000	Belden Inc.	172,443	220,000
40,000	Capstone Turbine Corp.†	70,880	39,200
22,000	CIRCOR International Inc.	672,360	562,760
110,000	CTS Corp.	973,404	1,016,400
9,000	Flowserve Corp.	255,378	763,200
14,000	Franklin Electric Co. Inc.	140,290	403,480
25,000	GrafTech International Ltd.†	212,368	365,500
35,000	IDEX Corp.	698,571	999,950
50,000	L.S. Starrett Co., Cl. A	715,461	476,500
10,000	The Eastern Co.	92,654	146,600
6,000	Watts Water Technologies Inc., Cl. A	82,477	171,960

		4,315,807	6,254,290
Financial Services — 8.6%
90,000	American Express Co.	2,718,344	3,573,000
10,000	Argo Group International Holdings Ltd.	271,787	305,900
16,000	BKF Capital Group Inc.†	65,957	14,880
10,000	Deutsche Bank AG	508,282	561,600
148,000	Epoch Holding Corp.	339,626	1,815,960
15,000	JPMorgan Chase & Co.	497,597	549,150
21,000	Marsh & McLennan Companies Inc.	605,033	473,550
14,000	Morgan Stanley	435,860	324,940
50,000	The Bank of New York Mellon Corp.	1,515,038	1,234,500
30,000	Wells Fargo & Co.	900,652	768,000

		7,858,176	9,621,480
Food and Beverage — 9.6%
28,000	Brown-Forman Corp., Cl. A	716,621	1,629,600
5,000	Brown-Forman Corp., Cl. B	166,087	286,150
10,000	Corn Products International Inc.	202,953	303,000
120,000	Danone SA, ADR	1,282,642	1,275,600
45,000	Diageo plc, ADR	1,817,097	2,823,300
15,000	Fomento Economico Mexicano SAB de CV, ADR	506,335	647,250
5,000	H.J. Heinz Co.	192,056	216,100
11,000	Kraft Foods Inc., Cl. A	315,961	308,000
48,000	The Coca-Cola Co.	2,161,382	2,405,760
33,949	Tootsie Roll Industries Inc.	563,995	802,894

		7,925,129	10,697,654
Health Care — 3.3%
153,000	Boston Scientific Corp.†	1,412,829	887,400
1,000	DENTSPLY International Inc.	21,925	29,910
8,000	Henry Schein Inc.†	363,738	439,200
6,000	Laboratory Corp. of America Holdings†	394,104	452,100
12,000	Mead Johnson Nutrition Co.	527,794	601,440
10,000	Millipore Corp.†	1,063,486	1,066,500
8,000	Patterson Companies Inc.	238,343	228,240

		4,022,219	3,704,790
Hotels and Gaming — 2.8%
24,000	Boyd Gaming Corp.†	131,519	203,760
8,000	Canterbury Park Holding Corp.†	91,665	63,520
10,000	Churchill Downs Inc.	359,065	328,000
6,000	Dover Downs Gaming & Entertainment Inc.	32,197	17,340
76,000	Dover Motorsports Inc.†	433,808	138,320
25,000	Gaylord Entertainment Co.†	553,482	552,250
18,000	International Game Technology	440,065	282,600
64,000	Las Vegas Sands Corp.†	413,561	1,416,960
8,000	MGM Resorts International†	56,000	77,120

		2,511,362	3,079,870
Machinery — 1.4%
38,000	CNH Global NV†	713,035	860,700
12,000	Deere & Co.	365,420	668,160

		1,078,455	1,528,860
Manufactured Housing and Recreational Vehicles — 0.2%
4,000	Cavco Industries Inc.†	113,920	140,720
4,500	Skyline Corp.	144,701	81,045

		258,621	221,765
Metals and Mining — 3.6%
18,000	Freeport-McMoRan Copper & Gold Inc.	560,688	1,064,340
48,000	Newmont Mining Corp.	1,998,993	2,963,520

		2,559,681	4,027,860
Publishing — 1.3%
85,000	Journal Communications Inc., Cl. A†	516,527	337,450
32,000	Media General Inc., Cl. A†	53,920	312,320
7,000	Meredith Corp.	150,900	217,910
45,000	News Corp., Cl. A	481,179	538,200

		1,202,526	1,405,880
Real Estate — 1.1%
50,000	Griffin Land & Nurseries Inc.	753,028	1,270,000
Retail — 2.2%
46,500	Aaron’s Inc., Cl. A	257,804	631,238
35,000	CVS Caremark Corp.	1,201,107	1,026,200
12,000	Ingles Markets Inc., Cl. A	155,171	180,600
15,000	Safeway Inc.	307,433	294,900
12,000	Walgreen Co.	319,850	320,400

		2,241,365	2,453,338

See accompanying notes to financial statements.	5

■ Gabelli Capital Asset Fund
Schedule of Investments (Continued)
June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value

Specialty Chemicals — 3.3%
100,000	Ferro Corp.†	$996,987	$737,000
24,000	Hawkins Inc.	335,875	577,920
16,000	International Flavors & Fragrances Inc.	719,749	678,720
70,000	Omnova Solutions Inc.†	352,062	546,700
4,500	Quaker Chemical Corp.	78,819	121,905
40,000	Sensient Technologies Corp.	843,930	1,037,200

		3,327,422	3,699,445
Telecommunications — 3.1%
200,000	Cincinnati Bell Inc.†	815,834	602,000
12,000	Rogers Communications Inc., Cl. B	164,214	393,120
260,000	Sprint Nextel Corp.†	2,241,617	1,102,400
36,000	Telephone & Data Systems Inc.	1,296,589	1,094,040
10,000	Telephone & Data Systems Inc., Special	296,612	265,400

		4,814,866	3,456,960
Transportation — 0.4%
18,000	GATX Corp.	626,219	480,240
Wireless Communications — 1.8%
5,000	Millicom International Cellular SA	374,785	405,350
30,000	Price Communications Corp., Escrow† (a)	0	0
40,000	United States Cellular Corp.†	1,531,435	1,646,000

		1,906,220	2,051,350

	Total Common Stocks	91,977,855	111,844,017

Preferred Stocks — 0.0%

Consumer Products — 0.0%
1,000	Revlon Inc., 12.750% Pfd., Ser. A	26,464	11,160

Warrants — 0.0%

Energy and Utilities — 0.0%
1,000	Mirant Corp., Ser. A, expire 01/03/11†	2,199	62

TOTAL INVESTMENTS — 100.1%		$92,006,518	111,855,239
Other Assets and Liabilities (Net) — (0.1)%			(91,234)

NET ASSETS — 100.0%			$111,764,005

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At June 30, 2010, the market value of fair valued securities amounted to $0 or 0.00% of net assets.

†	Non-income producing security.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

6	See accompanying notes to financial statements.

■ Gabelli Capital Asset Fund
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

ASSETS:
Investments, at value (cost $92,006,518)	$111,855,239
Foreign currency, at value (cost $19)	16
Receivable for investments sold	324,693
Receivable for Fund shares sold	4,335
Dividends receivable	148,648
Prepaid expense	2,581

Total Assets	112,335,512

LIABILITIES:
Payable to custodian	280,263
Payable for Fund shares redeemed	121,233
Payable for investment management fees	97,277
Payable for accounting fees	7,500
Payable for legal and audit fees	45,461
Other accrued expenses	19,773

Total Liabilities	571,507

Net Assets applicable to 7,805,801 shares outstanding	$111,764,005

NET ASSETS CONSIST OF:
Paid-in capital	$105,610,611
Accumulated net investment income	255,508
Accumulated net realized loss on investments and foreign currency transactions	(13,950,832)
Net unrealized appreciation on investments	19,848,721
Net unrealized depreciation on foreign currency translations	(3)

Net Assets	$111,764,005

Share of Capital Stock, at $0.001 par value:
Net Asset Value, offering, and redemption price per share ($111,764,005 ÷ 7,805,801 shares outstanding; 500,000,000 shares authorized)	$14.32

Statement of Operations

For the Six Months Ended June 30, 2010 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign taxes of $21,201)	$969,453
Interest	408

Total Investment Income	969,861

EXPENSES:
Management fees	603,083
Legal and audit fees	37,149
Accounting fees	22,500
Custodian fees	12,883
Directors’ fees	12,011
Shareholder services fees	8,983
Shareholder communications expenses	5,132
Interest expense	892
Miscellaneous expenses	11,720

Total Expenses	714,353

Net Investment Income	255,508

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments	1,859,823
Net realized loss on foreign currency transactions	(531)

Net realized gain on investments and foreign currency transactions	1,859,292

Net change in unrealized depreciation:
on investments	(3,614,711)
on foreign currency translations	(2)

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	(3,614,713)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(1,755,421)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,499,913)

See accompanying notes to financial statements.	7

■ Gabelli Capital Asset Fund
Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
OPERATIONS:
Net investment income	$255,508	$777,194
Net realized gain/(loss) on investments and foreign currency transactions	1,859,292	(10,330,205)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(3,614,713)	41,726,777

Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,499,913)	32,173,766

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(860,189)
Net realized gain	—	(71,897)
Return of capital	—	(1,274)

Total Distributions to Shareholders	—	(933,360)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets from capital share transactions	(7,100,591)	(19,738,660)

Net Increase/(Decrease) in Net Assets	(8,600,504)	11,501,746
NET ASSETS:
Beginning of period	120,364,509	108,862,763

End of period (including undistributed net investment income of $255,508 and $0, respectively)	$111,764,005	$120,364,509

8	See accompanying notes to financial statements.

■ Gabelli Capital Asset Fund
Financial Highlights
Selected data for a share of capital stock outstanding throughout the periods indicated:

	Six Months
	Ended
	June 30, 2010		Year Ended December 31,
	(Unaudited)		2009		2008	2007		2006		2005

Operating Performance:
Net asset value, beginning of period	$14.53		$10.87		$18.66	$18.58		$17.40		$18.28

Net investment income (a)	0.03		0.09		0.12	0.10		0.06		0.05
Net realized and unrealized gain/(loss) on investments	(0.24)		3.68		(7.68)	1.61		3.77		0.33

Total from investment operations	(0.21)		3.77		(7.56)	1.71		3.83		0.38

Distributions to Shareholders:
Net investment income	—		(0.10)		(0.13)	(0.10)		(0.06)		(0.05)
Net realized gain on investments	—		(0.01)		(0.10)	(1.53)		(2.59)		(1.21)
Return of capital	—		(0.00	)(d)	—	(0.00	)(d)	(0.00	)(d)	—

Total distributions	—		(0.11)		(0.23)	(1.63)		(2.65)		(1.26)

Net Asset Value, End of Period	$14.32		$14.53		$10.87	$18.66		$18.58		$17.40

Total Return †	(1.5)%		34.7%		(40.4)%	9.1%		21.9%		2.0%

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$111,764		$120,365		$108,863	$228,944		$234,414		$219,127
Ratio of net investment income to average net assets	0.42	%(e)	0.72%		0.76%	0.45%		0.28%		0.26%
Ratio of operating expenses to average net assets (b)(c)	1.18	%(e)	1.21%		1.15%	1.10%		1.09%		1.10%
Portfolio turnover rate ††	5%		12%		11%	24%		40%		25%

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.

††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rates for the years ended December 31, 2007 and 2005 would have been 33% and 28%, respectively. The portfolio turnover rate for the year ended 2006 would have been as shown.

(a)	Per share amounts have been calculated using the average shares outstanding method for the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, and 2007.

(b)	The Fund incurred interest expense during the year ended December 31, 2008. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.14%. For the six months ended June 30, 2010 and the years ended December 31, 2009 and 2006, the effect of interest expense was minimal. For the years ended December 31, 2007 and 2005, there was no interest expense.

(c)	The ratios include a reduction for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Historically, the ratios reflected operating expenses before the reduction for Custodian Fee Credits. If the ratios did not reflect a reduction for Custodian Fee Credits, the ratios for the year ended December 31, 2006 would have been 1.10%. For the years ended December 31, 2008, 2007, and 2005, the effect of Custodian Fee Credits was minimal. For the six months ended June 30, 2010 and the year ended December 31, 2009, there were no Custodian Fee Credits.

(d)	Amount represents less than $0.005 per share.

(e)	Annualized.

See accompanying notes to financial statements.	9

■ Gabelli Capital Asset Fund
Notes to Financial Statements
June 30, 2010 (Unaudited)
1.	Organization
     The Gabelli Capital Asset Fund (the “Fund”) is a series of Gabelli Capital Series Funds, Inc. (the “Company”), which was organized on April 8, 1993 as a Maryland corporation. The Company is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. Current income is a secondary objective. The Fund commenced investment operations on May 1, 1995. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (“Guardian”) and other selected insurance companies.
2.	Significant Accounting Policies
     The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation
     Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price.
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

■ Gabelli Capital Asset Fund
Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2010 is as follows:

	Valuation Inputs
	Level 1 -	Level 2 - Other Significant	Level 3 - Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 6/30/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$3,368,800	$26,894	—	$3,395,694
Cable and Satellite	7,250,636	—	$0	7,250,636
Energy and Utilities	7,114,870	—	0	7,114,870
Wireless Communications	2,051,350	—	0	2,051,350
Other Industries (a)	92,031,467	—	—	92,031,467

Total Common Stocks	111,817,123	26,894	0	111,844,017

Preferred Stocks (a)	11,160	—	—	11,160
Warrants (a)	62	—	—	62

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$111,828,345	$26,894	$0	$111,855,239

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
     The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.
     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
				Change in					during the
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	investments held
	12/31/09	(premiums)	(loss)	depreciation†	(sales)	Level 3††	Level 3††	6/30/10	at 6/30/10†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Cable and Satellite	$0	$—	$—	$3,653	$(3,653)	$—	$—	$0	$3,653
Energy and Utilities	0	—	—	—	—	—	—	0	—
Wireless Communications	0	—	—	—	—	—	—	0	—

Total Common Stocks	0	—	—	3,653	(3,653)	—	—	0	3,653

TOTAL INVESTMENTS IN SECURITIES	$0	$—	$—	$3,653	$(3,653)	$—	$—	$0	$3,653

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

††	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
     In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the implications of this guidance on the Fund’s financial statements. The remainder of the amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has evaluated the impact of this guidance on the Fund’s financial statements and determined that there is no impact as of June 30, 2010.
     Foreign Currency Translations
     The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses

■ Gabelli Capital Asset Fund
Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)
that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities
     The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes
     The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income
     Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Expenses
     Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
Custodian Fee Credits and Interest Expense
     When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. There were no custodian fee credits earned during the six months ended June 30, 2010.
Distributions to Shareholders
     Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the net asset value (“NAV”) per share of the Fund.

■ Gabelli Capital Asset Fund
Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)
     The tax character of distributions paid during the year ended December 31, 2009 was as follows:

Distributions paid from:
Ordinary income	$860,189
Net long-term capital gains	71,897
Return of capital	1,274

Total distributions paid	$933,360

Provision for Income Taxes
     The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
     At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $11,463,694, which are available to reduce future required distributions of net capital gains to shareholders through 2017.
     The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at June 30, 2010:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$95,572,762	$30,180,621	$(13,898,144)	$16,282,477
     The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2009 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3.	Agreements with Affiliated Parties
     Pursuant to a management agreement (the “Management Agreement”), the Fund will pay Guardian Investor Services Corporation (the “Manager”) a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. Pursuant to an Investment Advisory Agreement among the Fund, the Manager, and the Adviser, the Adviser, under the supervision of the Company’s Board and the Manager, manages the Fund’s assets in accordance with the Fund’s investment objectives and policies, makes investment decisions for the Fund, places purchase and sale orders on behalf of the Fund, provides investment research, and provides facilities and personnel required for the Fund’s administrative needs. The Adviser may delegate its administrative role and currently has done so to PNC Global Investment Servicing (U.S.) Inc., the Fund’s sub-administrator (the “Sub-Administrator”). The Adviser will supervise the performance of administrative and professional services provided by others and pays the compensation of the Sub-Administrator and all Officers and Directors of the Company who are its affiliates. As compensation for its services and the related expenses borne by the Adviser, the Manager pays the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of the Fund’s average daily net assets.
     On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc.
     The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

■ Gabelli Capital Asset Fund
Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)
4.	Portfolio Securities
     Purchases and sales of securities for the six months ended June 30, 2010, other than short-term securities and U.S. Government obligations aggregated $6,508,196 and $13,228,250, respectively.
5.	Transactions with Affiliates
     During the six months ended June 30, 2010, the Fund paid brokerage commissions on security trades of $18,003 to Gabelli & Company, Inc.
     The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Investment Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2010, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
     The Fund is assuming its portion of the allocated cost of the Adviser’s Chief Compliance Officer in the amount of $1,383 for the six months ended June 30, 2010, which is included in miscellaneous expenses in the Statement of Operations.
6.	Line of Credit
     The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2010, borrowings outstanding under the line of credit amounted to $281,000.
     The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2010 was $125,309 with a weighted average interest rate of 1.33%. The maximum amount borrowed at any time during the six months ended June 30, 2010 was $802,000.
7.	Capital Stock
     Transactions in shares of capital stock were as follows:

	Six Months Ended		Six Months Ended
	June 30, 2010	Year Ended	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009	(Unaudited)	December 31, 2009
	Shares		Amount

Shares sold	259,512	282,549	$3,995,494	$3,363,939
Shares issued upon reinvestment of distributions	—	63,624	—	933,360
Shares redeemed	(738,364)	(2,075,967)	(11,096,085)	(24,035,959)

Net decrease	(478,852)	(1,729,794)	$(7,100,591)	$(19,738,660)

8.	Indemnifications
     The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

■ Gabelli Capital Asset Fund
Notes to Financial Statements (Continued)
June 30, 2010 (Unaudited)
9.	Other Matters
     On April 24, 2008, the Investment Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In an administrative order that was entered in connection with the settlement, the SEC found that the Investment Adviser had willfully violated Section 206(2) of the Investment Advisers Act of 1940, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Investment Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws. The SEC’s order also noted the cooperation that the Investment Adviser gave the staff of the SEC. The settlement will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Investment Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Investment Adviser and the funds. The court dismissed certain claims, finding that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court, in response to a motion by the SEC, subsequently dismissed the remaining remedy without prejudice against the officer, which would allow the SEC to appeal the court’s rulings. The Investment Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement.
10.	Subsequent Events
     Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

■ Gabelli Capital Asset Fund
Board Consideration and Re-Approval of Investment Management and Investment Advisory Agreements (Unaudited)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of Gabelli Capital Asset Fund (the “Fund”), the only series of Gabelli Capital Series Funds, Inc. (the “Company”), including a majority of the Directors who have no direct or indirect interest in the investment management agreement or the investment advisory agreement and are not “interested persons” of the Company, as defined in the 1940 Act (the “Independent Board Members”), are required to annually review and re-approve the terms of the Fund’s existing investment management agreement and investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Management Agreement (the “Management Agreement”) with Guardian Investor Services LLC (the “Manager”) and the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.
More specifically, at a meeting held on February 24, 2010, the Independent Board Members, meeting in executive session, reviewed the written and oral information that had been made available and considered the factors and reached the conclusions described below relating to the selection of the Manager and the Adviser and the re-approval of the Management and Advisory Agreements.
1. Nature, Extent, and Quality of Services. The Independent Board Members considered the nature, quality, and extent of administrative and shareholder services performed by the Manager and the Adviser, including portfolio management, supervision of Company operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, coordination of Company marketing initiatives, review of Company legal issues, assisting the Independent Board Members in their capacity as directors, and other services. The Independent Board Members concluded that the services are extensive in nature and that the Manager and the Adviser consistently delivered a high level of service.
2. Investment Performance of the Company and Adviser. The Independent Board Members considered the investment performance for the Company over various periods of time as compared to the performance of such Company’s Lipper peer group, and concluded that, while the one year performance was below the peer median and average, the Adviser was delivering satisfactory performance results over the longer term (three year, five year, and ten year periods) consistent with the long-term investment strategies being pursued by the Company.
3. Costs of Services and Profits Realized by the Adviser.
(a) Costs of Services to Fund: Fees and Expenses. The Independent Board Members considered the Company’s management fee rate and expense ratio relative to the industry averages for the Company’s peer group category. They noted that, while the management fees are at the high end relative to peer funds, the average expense ratio was lower than peer group averages. The Independent Board Members also considered the advisory fees charged by the Manager and the Adviser and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Advisory Agreement is much more extensive than those under the advisory agreements for the Adviser’s non-fund clients.
(b) Profitability and Costs of Services to Adviser. The Independent Board Members considered the Adviser’s overall profitability and costs, and pro forma estimates of the Manager’s and the Adviser’s profitability and costs attributable to the Company. With regard to the Adviser, that information was presented (i) assuming the Company was part of the Fund Complex and (ii) assuming the Company constituted the Adviser’s only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Company, and noted that the Adviser has substantially increased its resources devoted to Company matters in response to recently enacted regulatory requirements and new or enhanced Company policies and procedures. The Independent Board Members concluded that the Manager’s and the Adviser’s profitability was at an acceptable level, particularly in light of the high quality of the services being provided to the Company.
4. Extent of Economies of Scale as Company Grows. The Independent Board Members considered whether there have been economies of scale with respect to the management of the Company and whether the Company has appropriately benefited from any economies of scale. The Independent Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Adviser level economies of scale.

■ Gabelli Capital Asset Fund
Board Consideration and Re-Approval of Investment Management and Investment Advisory Agreements (Unaudited) (Continued)
5. Whether Fee Levels Reflect Economies of Scale. The Independent Board Members also considered whether the management and advisory fee rates are reasonable in relation to the asset size of the Company and any economies of scale that may exist, and concluded that they currently were reasonable.
6. Other Relevant Considerations.
(a) Adviser Personnel and Methods. The Independent Board Members considered the size, education, and experience of the Adviser’s staff, the Adviser’s fundamental research capabilities, and the Adviser’s approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that in each of these areas the Adviser was structured in such a way to support the high level of services being provided to the Company.
(b) Other Benefits to the Manager and the Adviser. The Independent Board Members also considered the character and amount of other incidental benefits received by the Manager and the Adviser and its affiliates from its association with the Company. The Independent Board Members concluded that potential “fall-out” benefits that the Manager or the Adviser and its affiliates may receive, such as greater name recognition or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Company.
Conclusions.
In considering the Management Agreement and Investment Advisory Agreement, the Independent Board Members did not identify any factor as all important or all controlling and instead considered these factors collectively in light of the Company’s surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received satisfactory absolute and relative performance at reasonable fees and, therefore, re-approval of the Agreements was in the best interests of the Company and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Manager and the Adviser have managed the Company since its inception, and the Independent Board Members believe that a long-term relationship with a capable, conscientious adviser is in the best interests of the Company. The Independent Board Members considered, generally, that shareholders invested in the Company knowing that the Manager and the Adviser managed the Company and knowing its investment management fee schedule. As such, the Independent Board Members considered, in particular, whether the Manager and the Adviser managed the Company in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Company was managed by the Manager and the Adviser consistent with its investment objectives and policies.

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Capital Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 9/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 9/1/10

By (Signature and Title)*	/s/ Joseph H. Egan Joseph H. Egan, Principal Financial Officer

Date 9/1/10

*	Print the name and title of each signing officer under his or her signature.